DISCONTINUED OPERATIONS (Details) - Segment	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025
DISCONTINUED OPERATIONS [Abstract]
Number of reportable segments (in Segment)	3
Expo Holdings, LLC [Member]
DISCONTINUED OPERATIONS [Abstract]
Membership interest percentage sold		100.00%